Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events
Subsequent Events

15. Subsequent Events

          The Company evaluated subsequent events through April 3, 2014, the date of issuance of the consolidated financial statements for the year ended December 31, 2013. The Company has also evaluated subsequent events through May 5, 2014 for the effects of the reverse stock split described in Note 1.

          In the first quarter of 2014, the Board of Directors granted stock options to purchase 3,094,173 shares of the Company's common stock to employees and consultants at a weighted average exercise price of $9.24 per share. The stock options vest over periods ranging from one to four years. The estimated total stock-based compensation associated with these stock options of $15.8 million is expected to be recognized over a weighted average period of 3.8 years.

          In January 2014, the Company acquired the domain name, True.com for $350,000 in cash.

          In February 2014, the Company acquired the ticker symbol, TRUE, in exchange for cash of $750,000 and warrants to purchase 16,664 shares of common stock at an exercise price of $8.90 per share, with an estimated fair value of $53,000.

          In February 2014, the Board of Directors approved an increase of 7,333,333 shares of our common stock reserved for issuance under our Amended and Restated 2005 Stock Plan.

          On February 13, 2014, the Company's CEO repaid the Company for the entire outstanding balance of notes receivable and other advances outstanding at December 31, 2013 of $4.0 million.

Subsequent Events (unaudited)

          On May 4, 2014, the Company and USAA agreed to an extension of the affinity group marketing agreement with USAA. As part of the agreement, the Company issued to USAA a warrant to purchase 1,458,979 shares (unaudited) of the Company's common stock (See Note 9).

          In May 2014, the Company completed its IPO (See Note 1).

          In May 2014, the Company entered into an office building lease in San Francisco (the "SF Lease") for approximately 8,279 square feet commencing on August 1, 2014 (the "SF Lease Commencement Date"). Under the terms of the agreement, the entire space will be leased for over 10 years from the SF Lease Commencement Date. The Company has the option to extend the Lease for an additional term of five years. Annual base rent for fiscal year 2015 will be approximately $0.6 million (unaudited), and the cumulative base rent for the initial lease term will be approximately $7.0 million (unaudited). In conjunction with the SF Lease, the Company was required to obtain an irrevocable standby letter of credit in the amount of $0.8 million (unaudited) for the benefit of the landlord. Beginning August 1, 2017 through August 1, 2020, the letter of credit is subject to an annual reduction to as little as $0.2 million.

          In July 2014, the Company entered into an office building lease (the "Lease") for approximately 33,700 square feet commencing on January 1, 2015 (the "Lease Commencement Date"). Under the terms of the agreement, approximately 16,700 square feet will be leased for 15 years from the Lease Commencement Date. Additional expansion spaces totaling approximately 17,000 square feet will be leased for 10 years from the Lease Commencement Date. The Company has the option to extend the Lease for a total term of twenty years. Annual base rent for fiscal year 2015 will be approximately $2.2 million (unaudited), and the cumulative base rent for the initial lease term will be approximately $36.3 million (unaudited). In conjunction with the Lease, the Company was required to obtain an irrevocable standby letter of credit in the amount of $3.5 million (unaudited) for the benefit of the landlord. Beginning October 1, 2019 through October 1, 2025, the letter of credit is subject to an annual reduction to as little as $1.2 million.

          In August 2014, the Company amended its credit facility. Refer to Note 7 for further details of the amended credit facility.

          In August 2014, the Company entered into an agreement to purchase a perpetual software subscription license totaling $4.9 million (unaudited), which was fully paid in the third quarter of 2014. In addition to the software license agreement, the Company purchased a support services package for a three year term totaling $2.4 million (unaudited) payable quarterly.